Liabilities and Assets under insurance contracts and Reinsurance assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	€ 1,117	€ 652	€ 627
Reinsurance ceded	(341)	(331)	(331)
Total (balance payable)	776	321	296
Unearned premiums and unexpired risks
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	50	61	62
Reinsurance ceded	(41)	(46)	(39)
Total (balance payable)	9	15	23
Life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	483	159	149
Reinsurance ceded	(151)	(138)	(136)
Total (balance payable)	332	21	13
Claims outstanding
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	423	358	335
Reinsurance ceded	(115)	(98)	(112)
Total (balance payable)	308	260	223
Bonuses and rebates
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	29	19	18
Reinsurance ceded	(11)	(8)	(9)
Total (balance payable)	18	11	9
Other technical provisions
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Direct insurance and reinsurance assumed	132	55	63
Reinsurance ceded	(23)	(41)	(35)
Total (balance payable)	€ 109	€ 14	€ 28